Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit for the year	$ 11,138	$ 81,999	$ 87,045
Adjustments to reconcile profit for the year to net cash provided by (used in) operating activities:
Net changes in hedging position	12,403	(1,833)	(24,836)
Depreciation of equipment and leasehold improvements	1,282	1,578	1,457
Amortization of intangible assets	1,176	838	629
Loss for disposal of equipment and leasehold improvements	24	2,205	140
Loss for derecognition of intangible assets	2,705	16	0
Impairment on investment properties at fair value through profit or loss	3,849	0	0
Impairment loss on financial instruments	57,515	9,439	35,115
(Gain) loss, net on sale of financial assets at fair value through OCI	(194)	(249)	356
Amortization of premium and discount related to securities at amortized cost	698	732	965
Impairment loss on other assets	3,464	0	0
Compensation cost - share-based payment	1,051	296	3,063
Interest income	(258,490)	(226,079)	(245,898)
Interest expense	148,747	106,264	90,689
Net decrease (increase) in operating assets:
Pledged deposits	13,781	8,571	(29,148)
Financial instruments at fair value through profit or loss	0	0	53,411
Loans	(305,464)	479,226	650,217
Other assets	(6,449)	(269)	(39)
Net increase (decrease) in operating liabilities:
Due to depositors	41,978	125,992	7,383
Financial liabilities at fair value through profit or loss	0	(24)	(65)
Other liabilities	(6,432)	(4,695)	(1,774)
Cash flows provided by (used in) operating activities	(277,218)	584,007	628,710
Interest received	242,276	239,394	247,167
Interest paid	(138,646)	(107,051)	(91,802)
Net cash (used in) provided by operating activities	(173,588)	716,350	784,075
Cash flows from investing activities:
Acquisition of equipment and leasehold improvements	(603)	(2,654)	(3,973)
Acquisition of intangible assets	(58)	(3,370)	(3,111)
Proceeds from the sale of investment property	1,270	0	0
Proceeds from the redemption of securities at fair value through OCI	4,635	0	107,088
Proceeds from the sale of securities at fair value through OCI	0	17,040	102,655
Proceeds from maturities of securities at amortized cost	9,807	17,526	54,275
Purchases of securities at fair value through OCI	(9,875)	(8,402)	(84,153)
Purchases of securities at amortized cost	(26,701)	(9,978)	(24,600)
Net cash (used in) provided by investing activities	(21,525)	10,162	148,181
Cash flows from financing activities:
Increase (decrease) in securities sold under repurchase agreements	39,767	0	(114,084)
Net increase (decrease) in short-term borrowings and debt	950,259	(396,205)	(961,095)
Proceeds from long-term borrowings and debt	609,017	219,905	406,149
Repayments of long-term borrowings and debt	(256,173)	(883,476)	(464,242)
Dividends paid	(61,539)	(60,605)	(60,135)
Exercised options and stock units vested	3,609	4,977	1,575
Repurchase of common stock	(2,442)	(27)	0
Net cash provided by (used in) financing activities	1,282,498	(1,115,431)	(1,191,832)
Increase (decrease) net in cash and cash equivalents	1,087,385	(388,919)	(259,576)
Cash and cash equivalents at beginning of the year	618,807	1,007,726	1,267,302
Cash and cash equivalents at end of the year	$ 1,706,192	$ 618,807	$ 1,007,726